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                                  United States
                       Securities and Exchange Commission
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-09092

                           First Eagle Variable Funds
               (Exact name of registrant as specified in charter)

                           1345 Avenue of the Americas
                          New York, New York 10105-4300
               (Address of principal executive offices) (Zip code)

                                  Robert Bruno
                           First Eagle Variable Funds
                           1345 Avenue of the Americas
                          New York, New York 10105-4300
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (212) 632-2700

                   Date of fiscal year end: December 31, 2004

                  Date of reporting period: September 30, 2004

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


--------------------------------------------------------------------------------

Item 1. Schedule of Investments. -

                       First Eagle Overseas Variable Fund

                             SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 2004
                                   (unaudited)

      Number                                                                             Cost                   Value
     of Shares                                                                         (Note 1)               (Note 1)
--------------------                                                             ---------------------   --------------------
                             Common and Preferred Stocks (93.00%)

                                   Australia (0.42%)
            200,000          Spotless Group Limited (8)                                     $ 480,783              $ 674,331
                                                                                 ---------------------   --------------------

                                   Belgium (0.94%)
             55,000          Deceuninck (1)                                                   962,375              1,493,775
                                                                                 ---------------------   --------------------

                                 Canada (6.36%)
            115,000          EnCana Corporation (3)                                         4,021,586              5,324,500
            100,000          Aber Diamond Corporation (a)(12)                               3,270,459              3,454,812
             75,000          Baytex Energy Trust (3)                                          665,790                766,150
             75,000          IAMGOLD Corporation (12)                                         230,782                601,975
                                                                                 ---------------------   --------------------
                                                                                            8,188,617             10,147,437
                                                                                 ---------------------   --------------------
                                  Chile (0.71%)
            100,000          Quinenco SA ADR (8)                                              614,332              1,140,000
                                                                                 ---------------------   --------------------

                                  China (0.51%)
             15,000          PetroChina Company, Limited ADR (3)                              347,466                806,400
                                                                                 ---------------------   --------------------

                                   Finland (0.38%)
             25,000          Vaisala Oyj - Class 'A' (15)                                     604,542                602,855
                                                                                 ---------------------   --------------------

                                   France (13.70%)
            100,000          Wendel Investissement (7)                                      2,120,408              5,469,200
            100,000          Remy Cointreau SA (2)                                          2,987,412              3,413,278
             85,000          Sodexho Alliance (1)                                           2,391,742              2,250,452
             25,000          Eurazeo (7)                                                    1,055,763              1,772,829
             16,500          Societe du Louvre Reg D (1)                                      938,987              1,660,244
             12,000          Robertet SA (2)                                                  907,592              1,536,348
             20,000          Neopost SA (8)                                                 1,092,571              1,285,262
              1,750          Societe Sucriere de Pithiviers-le-Vieil (2)                      576,693              1,248,594
             18,000          Essilor International SA (6)                                   1,017,855              1,157,855
             25,000          Laurent-Perrier (2)                                              758,516                877,869
             10,000          Gaumont SA (10)                                                  492,848                696,080
             18,000          Sabeton SA (7)                                                   229,529                248,351
              2,000          Didot-Bottin (7)                                                 126,999                242,323
                                                                                 ---------------------   --------------------
                                                                                           14,696,915             21,858,685
                                                                                 ---------------------   --------------------

                                   Germany (1.95%)
             20,000          Hornbach Holding AG Pfd. (14)                                    898,404              1,402,104
             30,000          Pfeiffer Vacuum Technology AG (8)                              1,053,108              1,169,042
              5,000          Axel Springer Verlag AG (10)                                     236,526                546,920
                                                                                 ---------------------   --------------------
                                                                                            2,188,038              3,118,066
                                                                                 ---------------------   --------------------

                                   Hong Kong (1.17%)
          1,059,500          Shaw Brothers (Hong Kong) Limited (10)                           889,158              1,032,770
            350,000          Hopewell Holdings Limited (13)                                   380,296                729,475
          1,000,000          City e-Solutions Limited (1)                                      46,356                102,608
                                                                                 ---------------------   --------------------
                                                                                            1,315,810              1,864,853
                                                                                 ---------------------   --------------------

                                   Hungary (0.38%)
              8,500          Brau Union Hungaria Brewerie (a)(2)                              184,557                604,100
                                                                                 ---------------------   --------------------

                                   Indonesia (0.28%)
            500,000          PT Bat Indonesia Tbk (2)                                         529,450                439,747
                                                                                 ---------------------   --------------------

                                  Italy (2.31%)
            250,000          Italcementi S.p.A. RNC (9)                                     1,162,105              2,476,678
            250,000          Gewiss S.p.A. RNC (8)                                            597,083              1,211,925
                                                                                 ---------------------   --------------------
                                                                                            1,759,188              3,688,603
                                                                                 ---------------------   --------------------

See Notes to Schedule of Investments.

                                 Japan (24.59%)
            200,000          Shimano Inc. (1)                                               3,065,595              5,121,441
             70,000          Ono Pharmaceutical Company, Limited (6)                        2,361,794              3,113,800
            200,000          Toho Company, Limited (10)                                     2,206,625              2,847,266
            150,000          Seikagaku Corporation (6)                                      1,241,142              1,663,331
             85,000          Secom Joshinetsu Company, Limited  (8)                         1,544,591              1,623,761
             55,000          Mandom Corporation (2)                                         1,027,064              1,400,891
            100,000          T. Hasegawa Company, Limited (2)                               1,436,223              1,399,072
            100,000          Ryoyo Electro Corporation (15)                                 1,280,704              1,368,143
             74,950          Nitto Khoki Company, Limited (8)                               1,343,653              1,334,278
             33,000          Tachihi Enterprise Company, Limited (13)                       1,047,922              1,263,804
            175,000          Takuma Company, Limited (8)                                    1,264,663              1,251,251
             50,000          Matsumoto Yushi-Seiyaku Company (9)                            1,098,109              1,241,699
             75,000          Maruichi Steel Tube Limited (9)                                  938,557              1,241,017
            300,000          Aioi Insurance Company, Limited (4)                              820,440              1,200,764
            200,000          NIPPONKOA Insurance Company, Limited (4)                         706,596              1,122,533
             75,000          Tokyu Community Corporation (8)                                1,094,732              1,084,781
            100,000          Sansei Yusoki Company, Limited (8)                               839,965              1,038,843
             55,000          Maezawa Kasei Industries Company, Limited (8)                    853,757                957,109
            200,000          Aida Engineering, Limited (8)                                    540,689                933,321
             55,000          Chofu Seisakusho Company, Limited (1)                            749,181                911,580
             35,000          Dydo Drinco Inc. (2)                                             761,747                905,804
             66,100          Poplar Company Limited (2)                                       877,218                846,296
             50,000          TKC Corporation (8)                                              877,331                764,577
             35,000          ICOM Inc. (15)                                                   745,162                743,428
             75,000          Katakura Industries Company, Limited (8)                         572,887                719,776
             55,000          Chubu Nippon Broadcasting Company (10)                           634,375                690,439
            200,000          Tokyo Kikai Seisakusho Limited (10)                              596,870                613,117
             25,060          Hurxley Corporation (1)                                          355,206                484,422
             60,700          Yomeishu Seizo Company, Limited (2)                              396,406                458,301
              7,000          ASAHI Broadcasting Corporation (10)                              495,518                434,276
             24,672          Shoei Company, Limited (7)                                       127,166                357,299
             11,800          Shingakukai Company, Limited (1)                                  87,511                 90,703
                                                                                 ---------------------   --------------------
                                                                                           31,989,399             39,227,123
                                                                                 ---------------------   --------------------
                                   Luxembourg (0.72%)
              3,500          Socfinasia SA (7)                                                703,650                883,152
              1,600          Societe Financiere Luxembourgeoise (11)                          233,931                260,533
                                                                                 ---------------------   --------------------
                                                                                              937,581              1,143,685
                                                                                 ---------------------   --------------------

                                   Malaysia (0.74%)
          2,000,000          POS Malaysia & Services Holdings Berhad (8)                    1,071,091              1,173,684
                                                                                 ---------------------   --------------------

                                 Mexico (2.04%)
            700,000          Industrias Penoles, S.A. de C.V. (12)                          1,062,488              3,258,387
                                                                                 ---------------------   --------------------

                                   Netherlands (2.57%)
             78,930          United Services Group NV (8)                                   1,045,686              1,557,987
             35,000          Koninklijke Grolsch NV (2)                                       862,910                981,038
             25,000          Hal Trust NV (7)                                                 553,007                824,109
             50,000          Arcadis NV (8)                                                   561,206                742,071
                                                                                 ---------------------   --------------------
                                                                                            3,022,809              4,105,205
                                                                                 ---------------------   --------------------

                                    New Zealand (0.78%)
            375,000          News and Media NZ Limited exchangeable preference
                               shares (10)                                                    863,093              1,119,360
            520,478          Evergreen Forests Limited (a)(11)                                137,427                121,817
                                                                                 ---------------------   --------------------
                                                                                            1,000,520              1,241,177
                                                                                 ---------------------   --------------------
                                 Panama (0.48%)
             50,000          Banco Latinoamericano de Exportaciones S.A. ADR (4)              819,420                767,500
                                                                                 ---------------------   --------------------

                                   Singapore (2.51%)
            500,000          Haw Par Corporation Limited (8)                                1,015,622              1,473,078
          1,000,000          United Overseas Land Limited (7)                               1,076,934              1,300,823
            700,000          Singapore Airport Terminal (16)                                  724,759                835,734
          1,000,000          Del Monte Pacific Limited (2)                                    239,759                400,938
                                                                                 ---------------------   --------------------
                                                                                            3,057,074              4,010,573
                                                                                 ---------------------   --------------------

See Notes to Schedule of Investments.

                                   South Africa (3.63%)
            275,000          Gold Fields Limited ADR (12)                                   3,387,461              3,753,750
            700,000          Mvelephanda Resources Limited (a)(12)                          2,296,154              2,037,120
                                                                                 ---------------------   --------------------
                                                                                            5,683,615              5,790,870
                                                                                 ---------------------   --------------------

                                   South Korea (6.20%)
             18,000          Samsung Electronics Company, Limited Pfd. (15)                 2,740,388              4,712,983
            100,000          Hyundai Pharmaceutical Industries Company,
                               Limited (6)                                                    887,888              1,068,172
             45,000          Kukdong Electric Wire Company, Limited (15)                      646,442                990,664
              1,500          Lotte Confectionery Company, Limited (2)                         360,172                984,802
            100,000          Daeduck Electronics Company, Limited (15)                        653,555                778,115
             20,000          Tae Young Corporation (17)                                       629,747                693,009
              2,500          Nam Yang Dairy Products (2)                                      635,014                666,522
                                                                                 ---------------------   --------------------
                                                                                            6,553,206              9,894,267
                                                                                 ---------------------   --------------------

                                  Spain (1.89%)
            100,000          Corporacion Financiera Alba SA (7)                             2,179,860              3,011,789
                                                                                 ---------------------   --------------------

                                   Switzerland (7.22%)
             30,000          Kuehne & Nagel International AG (16)                           1,742,304              4,921,189
              1,000          Pargesa Holding AG (7)                                         1,838,653              3,048,169
              1,000          Lindt & Spruengli AG (2)                                         974,224              1,151,085
                425          Metall Zug PC AG (1)                                             465,010              1,073,878
                 20          Metall Zug AG (1)                                                223,140                304,015
              2,000          Edipresse SA (10)                                                675,882              1,018,730
                                                                                 ---------------------   --------------------
                                                                                            5,919,213             11,517,066
                                                                                 ---------------------   --------------------

                                   Thailand (0.10%)
             20,000          The Oriental Hotel Public Company, Limited (1)                    88,922                152,583
                                                                                 ---------------------   --------------------

                                   United Kingdom (5.90%)
          2,000,000          Aggregate Industries plc (9)                                   2,728,245              3,460,439
            500,000          Millennium & Copthorne Hotel plc (1)                           2,082,718              2,898,797
            150,000          Spirax-Sarco Engineering plc (8)                                 863,922              1,649,597
            375,000          J.Z. Equity Partners plc (4)                                     667,077                985,138
             75,000          The Vitec Group plc (10)                                         476,895                423,949
                                                                                 ---------------------   --------------------
                                                                                            6,818,857              9,417,920
                                                                                 ---------------------   --------------------

                                   United States (4.52%)
            100,000          Newmont Mining Corporation (12)                                3,282,840              4,553,000
             50,000          Freeport McMoRan Copper & Gold Inc., Class `B' (12)              655,999              2,025,000
             15,000          Freeport McMoRan Copper & Gold Inc., Preferred
                               Series `C' (c)(12)                                             438,425                639,000
                                                                                 ---------------------   --------------------
                                                                                            4,377,264              7,217,000
                                                                                 ---------------------   --------------------

                             Total Common and Preferred Stocks                            106,453,392            148,367,681
                                                                                 ---------------------   --------------------


                             Bonds and Convertible Bond (3.23%)
                                   U.S. Dollar Bond (0.37%)
          $ 500,000          Fimep SA 10 1/2% due 2/15/2013 (8)                               500,000                587,500
                                                                                 ---------------------   --------------------

                                   U.S. Dollar Convertible Bond (0.18%)
            102,040          Cresud S.A.C.I.F. y A. 8% due 11/14/2007 (b)(2)                  102,040                285,712
                                                                                 ---------------------   --------------------

                                   Non U.S. Dollar Bonds (2.55%)
GBP         500,000          EMI Group Limited plc 9 3/4% due 5/20/2008 (10)                  821,236                975,663
EUR       1,363,963          Republic of France O.A.T./i 3% due 7/25/2009 (5)               1,769,123              1,841,549
GBP         615,000          Enodis plc 10?% due 4/15/2012 (8)                              1,009,387              1,247,932
                                                                                 ---------------------   --------------------
                                                                                            3,599,746              4,065,144
                                                                                 ---------------------   --------------------

                                   Non U.S. Dollar Convertible Bond (0.13%)
NZD         212,934          Evergreen Forests Limited 0% due 3/19/2009 (a)(11)               119,754                195,013
                                                                                 ---------------------   --------------------

                             Total Bonds and Convertible Bond                               4,321,540              5,133,369
                                                                                 ---------------------   --------------------

                             Short Term Investment (3.77%)
          6,019,000          Hitachi 1.88% due 10/01/2004                                   6,019,000              6,019,000
                                                                                 ---------------------   --------------------

                             Total Investments (100%)                                    $116,793,932 *         $159,520,050
                                                                                 =====================   ====================

See Notes to Schedule of Investments.

----------------------
* At September 30, 2004 cost is substantially identical for both book and federal income tax purposes.


Foreign Currencies                    Sector / Industry Classifications
------------------                    ---------------------------------
EUR - euro                            (1)   Consumer Discretionary                      (10)  Media
GBP - pound sterling                  (2)   Consumer Staples                            (11)  Paper and Forest Products
NZD - New Zealand dollar              (3)   Energy                                      (12)  Precious Metals
                                      (4)   Financials                                  (13)  Real Estate
                                      (5)   Government Issues                           (14)  Retail
                                      (6)   Health Care                                 (15)  Technology
                                      (7)   Holding Companies                           (16)  Transportation
                                      (8)   Industrials                                 (17)  Utilities
                                      (9)   Materials

------------
(a) Non-income producing security.
(b) Security for which there is less than three market makers.
(c) Commodity-linked security whereby the coupon, dividend and/or redemption amount is linked to the price of an underlying commodity.

See Notes to Schedule of Investments.

                       First Eagle Overseas Variable Fund

                        NOTES TO SCHEDULE OF INVESTMENTS
                                   (unaudited)

Note 1--Significant Accounting Policies

First Eagle Variable Funds (the "Trust") is an open-end, diversified management investment company registered under the Investment Company Act of 1940, as amended. The Trust consists of one portfolio, First Eagle Overseas Variable Fund (the "Fund"). The Trust, formerly First Eagle SoGen Variable Funds, Inc., changed its name to First Eagle Variable Funds, Inc. effective December 31, 2002 with corresponding change to the name of the portfolio from First Eagle SoGen Overseas Variable Fund to First Eagle Overseas Variable Fund. The Trust is a Delaware statutory trust and was until April 13, 2004 a Maryland corporation operating under the name First Eagle Variable Funds, Inc.

Security valuation--The Fund computes its net asset value once daily as of the close of trading on each day the New York Stock Exchange is open for trading. The Exchange is closed on the following days: New Year's Day, Rev. Dr. Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The net asset value per share is computed by dividing the total current value of the assets of the Fund, less its liabilities, by the total number of shares outstanding at the time of such computation.

A portfolio security, other than a bond, which is traded on a U.S. national securities exchange or a securities exchange abroad is normally valued at the price of the last sale on the exchange as of the close of business on the date on which assets are valued. If there are no sales on such date, such portfolio securities will be valued at the mean between the closing bid and asked prices. Securities, other than bonds, traded in the over-the-counter market are valued at the mean between the last bid and asked prices prior to the time of valuation, except if such unlisted security is traded on the NASDAQ in which case it is valued at its last sale price (or, if available in the case of NASDAQ securities, the NASDAQ Official Closing Price ("NOCP")). All bonds, whether listed on an exchange or traded in the over-the-counter market, for which market quotations are readily available are valued at the mean between the last bid and asked prices received from dealers in the over-the-counter market in the United States or abroad, except that when no asked price is available, bonds are valued at the last bid price alone. Short-term investments maturing in sixty days or less are valued at cost plus interest earned, which approximates value. Securities for which current market quotations are not readily available are valued at fair value as determined in good faith by the Trust's Board of Trustees or its delegates.

In circumstances leading the Adviser to believe that significant events occurring after the close of trading on a foreign market have materially affected the value of the Fund's holdings, such holdings may be "fair valued" to reflect these events in accordance with procedures approved by the Board of Trustees. As a result, the value assigned to the Fund's holding may differ on occasion from reported market values.

Foreign currency translation--The market values of securities which are not traded in U.S. currency are recorded after translation to U.S. dollars based on the applicable exchange rates at the end of the period. The costs of such securities are translated at exchange rates prevailing when acquired.

Item 2. Controls and Procedures.

     a) The Registrant's Principal Executive Officer and Principal Financial Officer concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company
         Act) were effective as of a date within 90 days prior to the filing date of this report (the "Evaluation Date"), based on their evaluation of the effectiveness of the Registrant's disclosure controls and procedures as of the Evaluation Date.

     b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)) is attached hereto.

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

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First Eagle Variable Funds
By  \s\Robert Bruno
    -----------------
Robert Bruno, Vice President, Secretary and Treasurer


Date: November 24, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By  \s\Robert Bruno
    --------------------------
Robert Bruno, Vice President, Secretary and Treasurer  Date: November 24, 2004

\s\ John P. Arnhold
--------------------------
Co-President                                           Date: November 24, 2004